Pension Plans and Postretirement Benefits (Estimated Future Benefit Payments) (Details) $ in Millions	Jan. 03, 2016 USD ($)
Postretirement Plans
Defined Benefit Plan Disclosure [Line Items]
2016	$ 1.1
2017	1.1
2018	1.1
2019	1.0
2020	1.0
2021-2025	4.0
Total	9.3
Pension Benefits Domestic Plans
Defined Benefit Plan Disclosure [Line Items]
2016	57.0
2017	58.6
2018	58.7
2019	59.0
2020	59.2
2021-2025	299.3
Total	591.8
Pension Benefits Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
2016	2.3
2017	2.3
2018	2.5
2019	2.2
2020	2.4
2021-2025	12.8
Total	$ 24.5